Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 7,781	$ 11,522	$ 14,675
Unrecognized compensation cost	5,924
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	1,835	2,602	3,406
Unrecognized compensation cost	1,473
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 10 months 24 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	4,980	7,929	10,368
Unrecognized compensation cost	4,400
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years 1 month 6 days
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	237	272	261
Unrecognized compensation cost	51
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 6 months
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 729	$ 719	$ 640
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	0 years